SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 AMERICA • ASIA PACIFIC • EUROPE

August 21, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Global Long/Short Credit Fund, a series of BlackRock FundsSM
(Securities Act File No. 33-26305, Investment Company Act No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Summary Prospectus and Prospectus for Investor A, Investor C and Institutional Shares of BlackRock Global Long/Short Credit Fund (the “Fund”) and the Statement of Additional Information of the Fund, each dated November 28, 2017, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on August 1, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.